Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses [Abstract]
General and administration expenses		$ (5,989)	$ (6,500)	$ (5,081)
Operating income		12,040	4,275	2,802
Other (expenses) / income, net [Abstract]
Interest and finance cost - related party		(8,629)	(8,881)	(5,122)
Gain on debt refinancing		0	0	11,392
Total other expenses, net		(23,684)	(25,317)	(6,037)
Net loss		(11,698)	(21,058)	(3,235)
Seanergy Maritime Holdings Corp. [Member]
Expenses [Abstract]
General and administration expenses		(3,136)	(3,380)	(2,642)
Operating income		(3,136)	(3,380)	(2,642)
Other (expenses) / income, net [Abstract]
Interest and finance cost - related party		(8,629)	(8,881)	(5,122)
Gain on debt refinancing		0	0	11,392
Other, net		(22)	(327)	(29)
Total other expenses, net		(8,651)	(9,208)	6,241
Equity in loss of subsidiaries	[1]	89	(8,470)	(6,834)
Net loss		$ (11,698)	$ (21,058)	$ (3,235)
Net loss per common share [Abstract]
Basic (in dollars per share)		$ (0.76)	$ (8.40)	$ (1.35)
Weighted average common shares outstanding [Abstract]
Basic (in shares)		15,332,755	2,507,087	2,389,719

[1]	Eliminated in consolidation